Consolidated Statements of Financial Position (Parentheticals) - £ / shares	Dec. 31, 2025	Dec. 31, 2024 [1]
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Pounds per share)	£ 0.001	£ 0.001
Ordinary shares, authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, issued (in Shares)	47,635,875	47,635,875
Ordinary shares, outstanding (in Shares)	47,635,875	47,635,875

[1]	After retrospective application of SAB 122 – see Note 3a